Commitments & Contingencies (Details 2)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 439,330
2017	452,510
2018	466,085
2019	480,068
2020	494,469
Thereafter	41,306
Total	$ 2,373,768